Average Annual Total Returns - Nationwide WCM Focused Small Cap Fund	Class A Shares 1 Year	Class A Shares 5 Years	Class A Shares 10 Years	Class A Shares After Taxes on Distributions 1 Year	Class A Shares After Taxes on Distributions 5 Years	Class A Shares After Taxes on Distributions 10 Years	Class A Shares After Taxes on Distributions and Sales of Shares 1 Year	Class A Shares After Taxes on Distributions and Sales of Shares 5 Years	Class A Shares After Taxes on Distributions and Sales of Shares 10 Years	Class C Shares 1 Year	Class C Shares 5 Years	Class C Shares 10 Years	Class R6 Shares 1 Year	Class R6 Shares 5 Years	Class R6 Shares 10 Years	Institutional Service Class Shares 1 Year	Institutional Service Class Shares 5 Years	Institutional Service Class Shares 10 Years	Russell 2000® Index (The Index does not pay sales charges, fees, expenses or taxes.) 1 Year	Russell 2000® Index (The Index does not pay sales charges, fees, expenses or taxes.) 5 Years	Russell 2000® Index (The Index does not pay sales charges, fees, expenses or taxes.) 10 Years	Russell 2000® Value Index (The Index does not pay sales charges, fees, expenses, or taxes.) 1 Year	Russell 2000® Value Index (The Index does not pay sales charges, fees, expenses, or taxes.) 5 Years	Russell 2000® Value Index (The Index does not pay sales charges, fees, expenses, or taxes.) 10 Years
Total	(4.87%)	9.28%	9.81%	(4.87%)	5.09%	7.61%	(2.89%)	5.61%	7.15%	(0.81%)	9.75%	9.66%	1.30%	10.97%	10.81%	1.19%	10.86%	10.74%	19.96%	13.26%	11.20%	4.63%	9.65%	8.66%